Income Tax Expenses - Summary of Information about Components of Tax Expense Income (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
US Corporate Income Tax ("CIT") — current year	$ 10	$ 1	$ 1	$ 1	$ (205)
over-provision in respect of prior years			0	0	(58)
Deferred tax			0	0	178
Tax expense (income)	$ 10	$ 1	$ 1	$ 1	$ (85)